Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,906,934
Changes from financing cash flows:
Proceeds from issue of senior notes	509,180
Redemption and repurchase of unsecured senior notes	(571,975)	$ (677,704)
Debt issue costs	(9,196)	(10,752)
Changes from financing cash flows	(71,991)
Loss on redemption and repurchase of unsecured senior notes	9,021	239
Amortization of debt issue costs	8,173
Foreign exchange adjustment	(121,700)
Ending balance	1,730,437	1,906,934
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	1,933,993
Changes from financing cash flows:
Proceeds from issue of senior notes	509,180
Redemption and repurchase of unsecured senior notes	(571,975)
Changes from financing cash flows	(62,795)
Loss on redemption and repurchase of unsecured senior notes	9,021
Foreign exchange adjustment	(121,700)
Ending balance	1,758,519	1,933,993
Debt Issue Costs [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(27,059)
Changes from financing cash flows:
Debt issue costs	(9,196)
Changes from financing cash flows	(9,196)
Amortization of debt issue costs	8,173
Ending balance	$ (28,082)	$ (27,059)